Financial instruments - valuation - Hierarchy of assets (Details) - At fair value - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Fair value of assets
Assets	£ 161,987	£ 150,538
Trading loans
Fair value of assets
Assets	29,278	33,652
Trading securities
Fair value of assets
Assets	18,088	12,885
Interest rate
Fair value of assets
Assets	31,156	32,742
Foreign exchange
Fair value of assets
Assets	31,940	27,981
Other derivatives
Fair value of assets
Assets	61	66
Other loans
Fair value of assets
Assets	853	568
Other securities
Fair value of assets
Assets	50,611	42,644
Level 1
Fair value of assets
Assets	£ 43,699	£ 35,114
As a % of total fair value assets	27.00%	23.00%
Level 1 | Trading securities
Fair value of assets
Assets	£ 13,811	£ 9,586
Level 1 | Other securities
Fair value of assets
Assets	29,888	25,528
Level 2
Fair value of assets
Assets	£ 116,647	£ 114,171
As a % of total fair value assets	72.00%	76.00%
Level 2 | Trading loans
Fair value of assets
Assets	£ 29,022	£ 33,556
Level 2 | Trading securities
Fair value of assets
Assets	4,277	3,299
Level 2 | Interest rate
Fair value of assets
Assets	30,819	32,382
Level 2 | Foreign exchange
Fair value of assets
Assets	31,850	27,878
Level 2 | Other derivatives
Fair value of assets
Assets	49	57
Level 2 | Other loans
Fair value of assets
Assets	24	35
Level 2 | Other securities
Fair value of assets
Assets	20,606	16,964
Level 3
Fair value of assets
Assets	£ 1,641	£ 1,253	£ 1,583	£ 1,682
As a % of total fair value assets	1.00%	1.00%
Level 3 | Trading loans
Fair value of assets
Assets	£ 256	£ 96
Level 3 | Interest rate
Fair value of assets
Assets	337	360
Level 3 | Foreign exchange
Fair value of assets
Assets	90	103
Level 3 | Other derivatives
Fair value of assets
Assets	12	9
Level 3 | Other loans
Fair value of assets
Assets	829	533
Level 3 | Other securities
Fair value of assets
Assets	£ 117	£ 152